Common Stock, Employee Stock Purchase Plan (Details) - Predecessor [Member] - Employee stock purchase plan [Member]	12 Months Ended
Dec. 31, 2016 shares
Employee Stock Purchase Plan Disclosures [Line Items]
Discount on the fair market value of shares that were purchased as of the last trading day of each calendar quarter (in hundredths)	5.00%
Maximum number of shares of common stock a participant could have purchased per offering period (in shares)	125
Maximum number of shares of common stock that was available to be purchased under the ESPP (in shares)	734,000